Related Party Transactions (Details Narrative) (10-K) - USD ($)							1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended		13 Months Ended
	Apr. 19, 2020	Apr. 19, 2019	Apr. 18, 2017	Mar. 27, 2017	Jan. 17, 2017	Jan. 10, 2017	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2019
Interest expenses								$ 163,900	$ 131,100			$ 254,200	$ 216,200	$ 358,300	$ 117,700
Due to related party							$ 8,100							8,100
Land and related mining bond							495,500							495,500
Amount received in exchage for transfer							0
Distributions to owner							495,500		132,600	$ 55,600	$ 635,500			349,400	$ 734,000
President [Member] | Investment Company [Member]
Ownership percentage															50.00%
Reed Kelly [Member] | Investment Company [Member]
Ownership percentage															50.00%
Sterling Griffin [Member] | Investment Company [Member]
Land and related mining bond							495,500							495,500
Amount received in exchage for transfer														0
Distributions to owner														495,500
Investment Company [Member]
Sale of land value															$ 1,277,000
Exchange for property															1,250,000
Distribution to shareholder															27,000
Construction Loans One [Member] | Sterling Griffin [Member]
Notes payable				$ 2,052,600			0							0	0
Debt interest rate				9.00%
Debt maturity date				Mar. 27, 2018
Interest expenses														0	51,500
Construction Loans Two [Member] | Sterling Griffin [Member]
Notes payable						$ 240,700	0							0	0
Debt interest rate						9.00%
Debt maturity date						Jan. 10, 2018
Interest expenses														0	20,000
Construction Loans Three [Member] | Sterling Griffin [Member]
Notes payable			$ 113,400				$ 0							0	0
Debt interest rate			9.00%
Debt maturity date			Apr. 18, 2018
Interest expenses														$ 0	5,500
Construction Loans [Member]
Debt term												1 year		1 year
Construction Loans [Member] | Sterling Griffin [Member] | SGRE, LLC [Member]
Ownership percentage							100.00%							100.00%
Due to related party							$ 8,100							$ 8,100
Construction Loans [Member] | Saylor View Estates LLC [Member]
Notes payable					$ 145,000		0							0	0
Debt interest rate					12.00%
Debt maturity date					Jan. 17, 2018
Interest expenses														0	1,400
Construction Loans [Member] | Sound Capital, LLC [Member]
Notes payable							14,935,100							14,935,100	1,656,200
Interest expenses														1,191,800	228,600
Debt term																1 year
Incurred loan origination fees							771,700							771,700	0
Amortization of debt discount														402,300	$ 0
Construction Loans [Member] | Sound Capital, LLC [Member] | Minimum [Member]
Debt interest rate																9.00%
Construction Loans [Member] | Sound Capital, LLC [Member] | Maximum [Member]
Debt interest rate																11.99%
Construction Loans [Member] | Olympic Views, LLC [Member]
Notes payable		$ 442,000					$ 442,000							442,000
Debt interest rate		12.00%
Debt maturity date	Apr. 19, 2020	Apr. 19, 2020
Interest expenses								$ 8,900	$ 13,300			$ 41,900	$ 24,000	$ 37,600
Ownership percentage	50.00%
Construction Loans [Member] | Olympic Views, LLC [Member] | President [Member]
Ownership percentage		50.00%
Construction Loans [Member] | Olympic Views, LLC [Member] | Reed Kelly [Member]
Ownership percentage		50.00%